Call Money and Funds Purchased (Summary of Funds Transactions) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Call Money and Funds Purchased Transactions [Line Items]
Outstanding at end of fiscal year, Amount	¥ 2,450,320	¥ 2,452,543
Outstanding at end of fiscal year, Weighted average interest rate	0.12%	0.31%
Minimum [Member]
Call Money and Funds Purchased Transactions [Line Items]
Outstanding at end of fiscal year, Principal range of maturities	1 day	1 day
Maximum [Member]
Call Money and Funds Purchased Transactions [Line Items]
Outstanding at end of fiscal year, Principal range of maturities	30 days	30 days